Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of impact of comparative information	The following table describes the impact on fiscal 2020 reported financial statements:

Goodwill	£110,000
Deferred consideration - current	£143,000
Contingent consideration - current	£(33,000)

Schedule of impact on consolidated statements of comprehensive income	The following table describes the impact on the fiscal 2020 and 2019 Consolidated Statements of Comprehensive Income:

	2020 £'000	2019 £’000
Selling, general and administrative expenses - as previously reported	(78,279)	(65,857)
Net impairment losses on financial assets - separate line added	3,169	8
Selling, general and administrative expenses - updated	(75,110)	(65,849)

Summary of useful life for property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term
Motor vehicles	5 years

2021	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2020	£17,498	£13,182	£9	£323	£31,012
Additions	3,611	1,279	—	497	5,387
On acquisition of subsidiary / business	618	951	—	—	1,569
Inflation adjustment	24	—	—	—	24
Disposals	(991)	(646)	(2)	—	(1,639)
Disposals costs from subsidiary disposal	—	—	—	—	—
Transfers	—	323	—	(323)	—
Effect of foreign exchange translations	(1,392)	(1,243)	(1)	—	(2,636)
At 30 June 2021	£19,368	£13,846	£6	£497	£33,717

Depreciation
At 1 July 2020	£11,901	£6,355	£9	£—	£18,265
Charge for the year	3,153	1,933	—	—	5,086
Disposals	(901)	(596)	(2)	—	(1,499)
Disposals depreciation from subsidiary disposal	—	—	—	—	—
Effect of foreign exchange translations	(870)	(588)	(1)	—	(1,459)
At 30 June 2020	£13,283	£7,104	£6	£—	£20,393
Net book value
At 30 June 2021	£6,085	£6,742	£—	£497	£13,324

2020	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2019	£14,679	£10,158	£9	£1,157	£26,003
Additions	4,203	2,803	—	359	7,365
On acquisition of subsidiary / business	143	67	—	—	210
Inflation adjustment	16	—	—	—	16
Disposals	(1,230)	(709)	—	—	(1,939)
Disposals costs from subsidiary disposal	(74)	(269)	—	—	(343)
Transfers	—	1,193	—	(1,193)	—
Effect of foreign exchange translations	(239)	(61)	—	—	(300)
At 30 June 2020	£17,498	£13,182	£9	£323	£31,012

Depreciation
At 1 July 2019	£10,387	£5,028	£9	£—	£15,424
Charge for the year	2,800	2,016	—	—	4,816
Disposals	(1,174)	(614)	—	—	(1,788)
Disposals depreciation from subsidiary disposal	(15)	(15)	—	—	(30)
Effect of foreign exchange translations	(97)	(60)	—	—	(157)
At 30 June 2020	£11,901	£6,355	£9	£—	£18,265
Net book value
At 30 June 2020	£5,597	£6,827	£—	£323	£12,747

Summary of useful life for intangible assets
Except for goodwill, intangible assets are amortised on a straight-line basis in the statement of comprehensive income over their estimated useful lives, from the date they are available for use.

Client relationship	3 - 10 years
Trade name	5 years
Supplier relationships	5 years
Non-compete agreement	3 years
Computer software	3 - 10 years
Licences	Shorter of licence period and up to 3 years
Software - own work capitalised	3 - 5 years